[THE AMERICAN FUNDS GROUP(R)]

THE INCOME FUND OF AMERICA

SEMI-ANNUAL REPORT FOR THE
SIX MONTHS ENDED JANUARY 31, 1998

[cover:  cartoon drawing of three individuals holding instruments of measure]

The Income Fund of America(r) seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

[Begin chart]
12-Month Dividend Rates for IFA
Compared with the average of equity-income funds and Standard & Poor's 500 Stock Composite Index.

                                          Average of
                   The Income Fund        equity-income
Date               of America             funds                 S&P 500
01/31/93           6.44                   3.37                  2.83
07/31/93           6.19                   3.08                  2.79
01/31/94           5.56                   2.87                  2.64
07/31/94           6.06                   2.96                  2.80
01/31/95           6.14                   3.08                  2.81
07/31/95           5.55                   2.82                  2.41
01/31/96           5.07                   2.48                  2.18
07/31/96           5.19                   2.42                  2.28
01/31/97           5.09                   2.04                  1.89
07/31/97           4.74                   1.77                  1.61
01/31/98           4.27                   1.70                  1.58

ALL NUMBERS CALCULATED BY LIPPER ANALYTICAL SERVICES.

The 12-month dividend rate is calculated by taking the total of the trailing 12 months' dividends and dividing by the month-end net asset value adjusted for capital gains.
[End chart]


THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.



FELLOW SHAREHOLDERS:

The Income Fund of America again met its primary objective of providing above-average current income to shareholders for the six months ended January 31, 1998. As of that date, IFA's dividend rate was higher than that of almost all other equity-income funds. It also far surpassed the average yield of stocks in general.

Even with yields on stocks at an all-time low, IFA was able to deliver a 4.27% dividend rate as of January 31 - more than double the 1.72% average rate of the 192 equity-income funds tracked by Lipper Analytical Services. IFA's rate was also more than double the 1.58% annual yield of the unmanaged Standard & Poor's 500 Stock Composite Index.

IFA also met its secondary objective of capital growth by producing a total return of 5.9%, with dividends reinvested, during the six-month period. The fund outpaced the 3.6% total return of U.S. stocks, as measured by the S&P 500. It also exceeded the 4.9% total return of the Lehman Brothers Aggregate Bond Index. Sharp price gains by the fund's telecommunications and utility stocks and a strong contribution from its long-term government and corporate bond investments enabled the fund to surpass both unmanaged indexes.

IFA's showing was helped by the fund's resilience during several periods of market decline during the last six months. For example, in August 1997, the S&P 500 Index fell 5.7%, but IFA's price declined only 1.4%.

IFA paid regular quarterly dividends of 20 cents a share in September and December 1997 plus a special dividend of 2 cents a share in December. In addition, IFA paid a larger-than-usual capital gain distribution of $1.48 a share, 8.5% of the fund's net asset value, in November. This resulted in part from the sale of stocks which had appreciated to such an extent that their yields were no longer sufficient to meet the fund's income requirements.

Investors have been concerned by the recent financial crisis in Asia. Fortunately, IFA has had very little Asian exposure because it concentrates mostly on mature U.S. companies with solid dividends. The fund's non-U.S. equity exposure was just under 10% of net assets at January 31. IFA's overseas investments were dominated by strongly appreciating stocks of companies in the United Kingdom such as National Power and British Telecom. The fund's primary Asian equity holding, Hong Kong Telecom, declined 20% during the last six months, but its stock price at January 31 was still above the price purchased at in 1996.

TELECOMMUNICATIONS STOCKS RISE

Looking at industry sectors, telecommunications companies, which constitute 6.3% of the fund's net assets, did well because of investors' belief that these were secure stocks with solid dividends and attractive growth prospects. AT&T, the fund's third-largest holding, rose 70.1% in price during the six months. Investors reacted favorably to AT&T's appointment of a highly regarded new chief executive who announced cost-cutting measures and new strategic initiatives, including the purchase of a New York telephone company. Other strong price gains were made by British Telecom (up 36.3%), U S WEST Communications Group (up 31.6%) and Bell Atlantic (up 27.6%).

Electric and gas utilities, which make up 7.3% of net assets, were also perceived as safe places to invest. They also benefited from a favorable bond market. Boston Edison increased 32.4% in price, Consolidated Edison was up 30.6% and Florida Progress rose 19.0%.

Banks, which comprise 7.4% of net assets, provided a positive total contribution even though some experienced volatility because of investors' concerns over loans they have made in Asia. Other strong contributors were Ford Motor, now the fund's fifth-largest holding (up 24.8%), and pharmaceutical concerns Bristol-Myers Squibb (up 27.1%) and Glaxo Wellcome (up 26.7%).

Energy sources, the fund's largest industry holding at 8.8%, experienced a difficult period. Oil output increased but demand fell because of the Asian economic crisis. The price of oil fell about 15% over the six months, and share prices reacted negatively. Atlantic Richfield, the fund's largest individual holding, fell 0.6% in price. Other large energy investments also declined, including Phillips Petroleum (off 4.5%), Texaco (down 10.3%) and Amoco (13.4% lower). We continue to find long-term prospects for these companies attractive. They have solid cash flow and sound balance sheets, and the stocks provide good income.

IFA's investments in high-yield bonds and long-term government and corporate bonds were another factor in the fund's good results. Over the recent six months, prices of 10-year U.S. Treasury bonds rose as yields fell from 6.2% to 5.5%. Low inflation and turmoil in Asian financial markets drove the U.S. bond market higher as investors sought a safe haven in U.S. fixed-income instruments. Strong U.S. economic growth and good corporate profits helped high-yield corporate bonds, whose fortunes are largely tied to the strength of the individual issuers. High-yield bonds now make up about 12% of the portfolio.

At the end of January this year, 60.1% of the fund's total assets were invested in equity securities, 24.7% in fixed-income securities and 15.2% in cash and equivalents. The portfolio continues to have a large portion in bonds and cash because of our cautious outlook on the U.S. stock market and our focus on the fund's income objective.

We welcome the many new investors who have joined The Income Fund of America in recent months. IFA shareholder accounts now number close to 660,000 and fund assets have grown to $20.4 billion from $16.6 billion in the past 12 months. We recognize the importance you place on income, stability and the long-term growth of your investment. As part of the fund's annual report in autumn, we will report to you in more detail on how IFA is meeting your goals.

Cordially,

/s/Walter P. Stern         /s/Janet A. McKinley

Walter P. Stern            Janet A. McKinley
Chairman of the Board      President

March 11, 1998


RESULTS AT A GLANCE (for periods ended 1/31/98, with distributions reinvested or interest compounded)

                                                                                                  Average Annual
                                                                                                  Compound
                                       Six                                                        Return Over
                                       Months       One Year      10 Years       Lifetime/1/      Lifetime/1/
THE INCOME FUND
OF AMERICA                             +5.9%        19.4%         +261.2%        +2,379.7%        +14.2%

Standard & Poor's 500 Stock
Composite Index                        +3.6         +26.9         +408.5         +2,505.4         +14.4

Salomon Brothers Long-Term
High-Yield Bond Index                  +7.8         +19.6         +233.9         -                -

Lehman Brothers Aggregate
Bond Index                             +4.9         +10.7         +135.4         +775.1/2/        +9.4/2/

Average Savings Institution/3/         +1.9         +3.8          +54.9          +346.3           +6.4

Consumer Price Index/4/                +0.7         +1.6          +39.7          +252.1           +5.3

/1/Since December 1, 1973, when Capital Research and Management Company became IFA's investment adviser.

/2/From December 1, 1973 through December 31, 1975, the Lehman Brothers Government/Corporate Bond Index was used.

/3/Based on figures from the U.S. League of Savings Institutions and the Federal Reserve Board, reflecting all kinds of savings deposits (maximum allowable interest rates imposed by law until 1983). Savings accounts are guaranteed; the fund is not.

/4/Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the total returns and average annual compound returns with all distributions reinvested for periods ended December 31, 1997 (the most recent calendar quarter), assuming payment of the 5.75% maximum sales charge at the beginning of the stated periods:

    10 Years                    5 Years              12 Months

    +261.51%                    +90.41%              +15.12%
    (+13.71% ANNUALLY)          (+13.75% ANNUALLY)

Sales charges are lower for accounts of $50,000 or more. The fund's 30-day yield as of February 28, 1998, calculated in accordance with the Securities and Exchange Commission formula, was 4.08%.


ASSET MIX COMPARISON (Unaudited for January 31, 1998)

January 31, 1998

[begin pie chart]               Percent of
INVESTMENT PORTFOLIO            Net Assets
U.S. Equity Securities/+/         50.5%
Non-U.S. Equity Securities         9.6
Other Fixed-Income Securities     17.4
Government Bonds                   7.3
Cash & Equivalents                15.2

/+/Includes 0.2% in Canadian equities that are part of the S&P 500. [end pie chart]


TEN LARGEST INDUSTRIES          Percent of
IN EQUITY HOLDINGS              Net Assets
Energy Sources                     8.8%
Banking                            7.4
Utilities: Electric & Gas          7.3
Telecommunications                 6.3
Insurance                          4.2
Automobiles                        3.1
Health & Personal Care             3.0
Merchandising                      2.8
Chemicals                          2.4
Beverages & Tobacco                2.1



July 31, 1997
[begin pie chart]               Percent of
INVESTMENT PORTFOLIO            Net Assets
U.S. Equity Securities/++/        52.7%
Non-U.S. Equity Securities         9.4
Other Fixed-Income Securities     17.4
Government Bonds                   9.0
Cash & Equivalents                11.5

/++/Includes 0.3% in Canadian equities that are part of the S&P 500. [end pie chart]


TEN LARGEST INDUSTRIES          Percent of
IN EQUITY HOLDINGS              Net Assets
Energy Sources                     9.9%
Banking                            7.7
Utilities: Electric & Gas          7.2
Telecommunications                 5.2
Insurance                          4.6
Health & Personal Care             3.0
Automobiles                        2.7
Chemicals                          2.5
Beverages & Tobacco                2.4
Merchandising                      2.3



The Income Fund of America

Investment Portfolio January 31, 1998
----------------------------------                                             ---       ---   ---
                                                                         Shares or    Market Percent
                                                                         Principal     Value of Net
Equity Securities                                                           Amount     (000) Assets
----------------------------------                                             ---       ---   ---
Energy Sources - 8.76%
Atlantic Richfield Co.                                                   6,663,000  $495,561  2.43
Texaco Inc.                                                              5,000,000   260,312  1.27
Phillips Petroleum Co.                                                   4,940,000   217,360  1.06
Amoco Corp.                                                              2,375,000   193,266   .95
USX-Marathon Group                                                       4,200,000   140,962   .69
Sun Co., Inc., Series A, $1.80 TARGETS, cumulative preferred             2,495,000    87,013   .67
Sun Co., Inc.                                                            1,285,028    49,795
Occidental Petroleum Corp.                                               3,800,000    96,900   .47
Exxon Corp.                                                              1,000,000    59,312   .29
Unocal Capital Trust $3.125 convertible preferred                        1,040,000    56,030   .27
Ashland Inc.                                                               570,000    30,067   .15
Ultramar Diamond Shamrock Corp.                                            800,000    26,650   .13
Chevron Corp.                                                              320,000    23,940   .12
Cyprus Amax Minerals Co., Series A, $4.00 convertible preferred            465,000    22,320   .11
Mobil Corp.                                                                262,300    17,869   .09
CalEnergy Capital Trust II 6.25% convertible preferred                     270,000    11,779   .06
                                                                                    -------- -----
                                                                                   1,789,136  8.76
                                                                                    -------- -----

Banking - 7.44%
CoreStates Financial Corp                                                3,447,900   263,764  1.29
Bankers Trust New York Corp.                                             1,755,200   183,089   .90
J.P. Morgan & Co. Inc.                                                   1,500,000   151,781   .74
Westpac Banking Corp.                                                   14,570,000    99,804   .49
Commonwealth Bank of Australia                                           7,949,978    99,384   .49
First Union Corp.                                                        1,967,700    94,573   .46
National Bank of Canada                                                  5,700,000    88,354   .43
Bank of New York Co., Inc.                                               1,529,500    82,880   .40
PNC Bank Corp.                                                           1,300,000    67,031   .33
First Hawaiian Bank (1)                                                  1,800,000    65,475   .32
KeyCorp                                                                    900,000    58,500   .29
Banc One Corp.                                                           1,037,000    57,942   .28
Fleet Financial Group, Inc.                                                770,000    55,151   .27
Bank of Nova Scotia                                                      1,200,000    52,552   .26
First Chicago NBD Corp.                                                    621,250    46,361   .23
First Security Corp.                                                     1,060,000    36,967   .18
California Federal Bank, FSB 11.50% preferred                              100,000    11,400   .06
Banco Nacional de Mexico, SA 11.00% exchangeable notes
 2003 (2)                                                               $4,175,000     4,426   .02
                                                                                    -------- -----
                                                                                   1,519,434  7.44
                                                                                    -------- -----

Utilities: Electric & Gas - 7.29%
DTE Energy Co.                                                           3,350,000   120,181   .59
MCN Energy Group Inc.                                                    2,913,000   107,781   .53
Wisconsin Energy Corp.                                                   3,650,000   100,603   .49
Long Island Lighting Co.                                                 3,400,000    99,025   .49
Ameren Corp.                                                             2,407,500    88,175   .43
Consolidated Edison, Inc.                                                2,100,000    86,756   .43
Florida Progress Corp.                                                   2,200,000    84,288   .41
SCANA Corp.                                                              2,265,000    63,845   .31
Scottish Power PLC                                                       7,200,000    62,033   .30
Carolina Power & Light Co.                                               1,500,000    60,938   .30
Boston Edison Co.                                                        1,600,000    59,600   .29
Peoples Energy Corp.                                                     1,401,300    52,899   .26
National Power PLC                                                       4,579,933    49,894   .24
Equitable Resources, Inc.                                                1,500,000    49,313   .24
Southern Co.                                                             2,000,000    48,625   .24
PECO Energy Co.                                                          2,300,000    43,556   .21
Enova Corp.                                                              1,600,000    40,600   .20
GPU, Inc.                                                                  840,400    33,038   .16
Southern Electric PLC                                                    3,692,307    32,204   .16
Entergy Corp.                                                            1,000,000    28,625   .14
Duke Energy Corp.                                                          500,000    27,094   .13
New Jersey Resources Corp.                                                 750,000    26,625   .13
Puget Sound Energy, Inc.                                                   900,000    25,200   .12
OGE Energy Corp.                                                           475,000    24,848   .12
AGL Resources Inc.                                                       1,240,000    24,567   .12
KeySpan Energy Corp. (formerly Brooklyn Union Gas Co.)                     606,000    20,642   .10
El Paso Natural Gas Co.                                                    190,000    12,148   .06
Citizens Utilities Trust 5.00% EPPICS convertible preferred
 2036                                                                      250,000    12,031   .06
Northern States Power Co.                                                   96,500     5,175   .03
                                                                                    -------- -----
                                                                                   1,490,309  7.29
                                                                                    -------- -----

Telecommunications - 6.28%
AT&T Corp.                                                               5,250,000   328,781  1.61
U S WEST Communications Group                                            6,800,000   327,250  1.60
Ameritech Corp.                                                          3,620,800   155,468   .76
Hong Kong Telecommunications Ltd.                                       71,698,895   149,209   .73
Bell Atlantic Corp.                                                      1,371,700   126,968   .62
British Telecommunications PLC                                           8,300,000    79,169   .39
France Telecom                                                           1,090,000    46,498   .23
Telecom Italia SpA, nonconvertible savings shares                        5,000,000    24,692   .12
SBC Communications Inc. 7.75% DECS exchangeable notes 2001                 463,000    21,356   .11
NTL Inc. (formerly International CableTel Inc.) 7.00% convertible debentures
 2008 (2)                                                               $15,000,000   16,275   .08
NEXTEL Communications, Inc., Class A (3)                                   111,547     3,047
NEXTEL Communications, Inc. warrants, expire
 1999 (3)(4)                                                                51,912         0   .02
Comunicacion Celular SA, Class B, warrants,
 expire 2003 (2)(3)                                                         31,000     2,170   .01
Iridium World Communications Ltd. warrants, expire 2005 (2)(3)               4,000       528   .00
CellNet Data Systems, Inc. warrants, expire 2007 (2)(3)                     15,450       525   .00
ICG Holdings, Inc. warrants, expire 2005 (2)(3)                             19,800       267   .00
McCaw International, Ltd. warrants, exprires 2007 (2)(3)                    31,500        79   .00
                                                                                    -------- -----
                                                                                   1,282,282  6.28
                                                                                    -------- -----

Insurance - 4.15%
Lincoln National Corp.                                                   2,540,000   192,246   .94
American General Corp.                                                   2,664,200   150,194   .74
St. Paul Companies, Inc.                                                 1,280,000   111,360
St. Paul Capital LLC 6.00% MIPS convertible
 preferred                                                                 190,000    14,404   .62
Italy (Republic of) 5.00% PENs 2001
 (exchangeable into INA SpA)                                            $84,000,000  108,612   .53
Ohio Casualty Corp. (1)                                                  2,280,000   103,313   .51
Aetna Inc., Class C, 6.25% convertible preferred                           700,000    52,981   .26
GIO Australia Holdings Ltd.                                             18,500,500    49,678   .24
Allstate Corp. 6.76% exchangeable notes 1998                               370,000    20,836   .10
U S WEST, Inc. 7.625% DECS exchangeable notes 1998                         433,300    20,690   .10
Mutual Risk Management Ltd. 0% convertible
 debentures 2015 (2)                                                    $22,000,000   14,190   .07
CIGNA Corp.                                                                 50,000     8,478   .04
                                                                                    -------- -----
                                                                                     846,982  4.15
                                                                                    -------- -----

Automobiles - 3.08%
Ford Motor Co.                                                           5,618,300   286,533  1.40
Chrysler Corp.                                                           8,200,000   285,463  1.40
General Motors Corp.                                                     1,000,000    57,938   .28
                                                                                    -------- -----
                                                                                     629,934  3.08
                                                                                    -------- -----

Health & Personal Care - 3.01%
Glaxo Wellcome PLC                                                       6,270,000   168,256   .82
Bristol-Myers Squibb Co.                                                 1,615,000   160,995   .79
Pharmacia & Upjohn, Inc.                                                 3,400,000   130,688   .64
Eli Lilly and Co.                                                        1,070,800    72,279   .36
American Home Products Corp.                                               600,000    57,263   .28
Dura Pharmaceuticals, Inc. 3.50% convertible subordinate notes
 2002                                                                   $20,372,000   20,983   .10
Glycomed Inc. 7.50% convertible debentures 2003                         $5,000,000     4,600   .02
                                                                                    -------- -----
                                                                                     615,064  3.01
                                                                                    -------- -----

Merchandising - 2.82%
J.C. Penney Co., Inc.                                                    5,250,000   353,719  1.73
Coles Myer Ltd.                                                         17,400,491    87,738   .43
Giant Food Inc., Class A                                                 2,340,000    76,196   .37
Staples, Inc. 4.50% convertible debentures 2000 (2)                     $17,000,000   21,930   .11
PETsMart, Inc. 6.75% convertible notes 2004 (2)                         $17,500,000   18,506   .09
Home Shopping Network, Inc. 5.875% convertible
 debentures 2006 (2)                                                    $10,000,000   18,150   .09
                                                                                    -------- -----
                                                                                     576,239  2.82
                                                                                    -------- -----

Chemicals - 2.41%
Dow Chemical Co.                                                         1,875,000   168,750   .83
Imperial Chemical Industries PLC (American Depositary Receipts)          2,050,000   124,794   .61
Lyondell Petrochemical Co.                                               2,095,000    53,423   .26
Millennium Chemicals Inc.                                                2,175,000    50,841   .25
Witco Corp.                                                                975,000    39,487   .19
E.I. du Pont de Nemours and Co.                                            500,000    28,312   .14
Eastman Chemical Co.                                                       450,000    26,803   .13
                                                                                    -------- -----
                                                                                     492,410  2.41
                                                                                    -------- -----

Beverages & Tobacco - 2.12%
Philip Morris Companies Inc.                                             4,200,000   174,300   .85
RJR Nabisco Holdings Corp.                                               3,300,000   103,950   .51
Southcorp Holdings Ltd.                                                 20,514,536    77,288   .38
UST Inc.                                                                 1,400,000    48,300   .24
Imperial Tobacco Ltd.                                                    4,000,000    29,203   .14
                                                                                    -------- -----
                                                                                     433,041  2.12
                                                                                    -------- -----

Forest Products & Paper - 1.87%
Weyerhaeuser Co.                                                         2,305,000   114,818   .56
Union Camp Corp.                                                         1,810,000   103,510   .51
Potlatch Corp.                                                           1,200,000    53,400   .26
UPM-Kymmene Corp.                                                        2,000,000    44,051   .22
App Finance (VI) Mauritius Ltd. 0% convertible debentures 2012          $144,000,00   29,700   .14
Georgia-Pacific Corp., Timber Group                                        893,000    20,762   .10
Stora Kopparbergs Bergslags AB, Class B                                  1,250,000    15,724   .08
                                                                                    -------- -----
                                                                                     381,965  1.87
                                                                                    -------- -----

Business & Public Services - 1.75%
United Utilities PLC                                                     5,150,000    68,848   .34
Alexander & Baldwin, Inc.                                                1,375,000    38,672   .19
Thames Water PLC                                                         2,500,000    35,933   .18
Browning-Ferris Industries, Inc. 7.25% ACES convertible
 preferred 1998                                                          1,000,000    32,313   .16
Hyder PLC                                                                1,875,000    30,318   .15
Moore Corp. Ltd.                                                         1,900,000    28,500   .14
Tenet Healthcare Corp. 6.00% exchangeable notes 2005                    $25,000,000   23,875   .12
Thorn PLC                                                                9,762,542    22,801   .11
IKON Office Solutions, Inc. $5.04 ACES convertible preferred 1998          200,000    14,612
IKON Office Solutions, Inc.                                                202,000     6,363   .10
Cognizant Corp.                                                            395,200    17,932   .09
Omnicom Group Inc. 4.25% convertible
 debentures 2007 (2)                                                    $11,000,000   15,359   .07
Integrated Health Services, Inc. 6.00%
 convertible debentures 2003                                            $10,500,000   10,907   .05
PacifiCare Health Systems, Inc., Series A, $1.00
 convertible preferred                                                     392,500     9,371   .04
Unisource Worldwide, Inc.                                                  100,000     1,419   .01
Protection One Alarm Monitoring, Inc.
 warrants, expire 2005 (2)(3)                                               57,600       634   .00
                                                                                    -------- -----
                                                                                     357,857  1.75
                                                                                    -------- -----

Broadcasting & Publishing - 1.53%
Houston Industries Inc. 7.00% ACES convertible preferred 2000            1,780,000   105,020   .51
Time Warner Inc., Series M, 10.25% exchangeable preferred                   40,799    47,021
Time Warner Inc. 0% convertible debentures 2013                         $65,000,000   34,206   .40
Comcast Corp. 1.125% convertible debentures 2007                        $54,000,000   36,585   .18
Tele-Communications International 4.50% convertible
 debentures 2006                                                        $34,000,000   30,600   .15
Cablevision Systems Corp., Series I, $2.125 cumulative convertible
 exchangeable preferred                                                    760,000    28,073   .14
Reader's Digest Assn., Inc., Class  A                                      680,000    16,277   .08
U S WEST Communications, Inc., Series D, 4.50%
 convertible preferred 2016                                                225,000    14,344   .07
Heartland Wireless Communications, Inc. warrants, expire
 2000 (2)(3)(4)                                                             18,000         0   .00
                                                                                    -------- -----
                                                                                     312,126  1.53
                                                                                    -------- -----

Real Estate - 0.75%
Equity Residential Properties Trust                                      1,040,000    53,170
Equity Residential Properties Trust, Series G, 7.25% convertible
 preferred                                                                 500,000    13,156   .32
Security Capital Pacific Trust                                           1,830,000    43,119
Security Capital Group Inc., Class B, warrants, expire 1998 (3)             35,000       122   .21
Weingarten Realty Investors                                                485,000    21,340   .10
AMB Property Corp.                                                         387,900     9,406   .05
CarrAmerica Realty Corp., Series B, 8.57% preferred                        280,000     7,175   .04
New Plan Realty Trust 7.80%
 cumulative step-up premium rate                                           112,500     5,822   .03
                                                                                    -------- -----
                                                                                     153,310   .75
                                                                                    -------- -----

Industrial Components - 0.73%
Federal-Mogul Corp. 7.00% convertible preferred 2027 (2)                 1,000,000    54,500   .27
Dana Corp.                                                                 700,000    35,088   .17
Tomkins PLC                                                              6,387,700    34,429   .17
BTI Capital Trust 6.50% convertible preferred 2027 (2)                     500,000    24,250   .12
                                                                                    -------- -----
                                                                                     148,267   .73
                                                                                    -------- -----

Miscellaneous Materials & Commodities - 0.70%
English China Clays PLC (1)                                             19,933,300    74,719   .36
Crown Cork & Seal Co., Inc. 4.50% convertible preferred                  1,005,000    46,544   .23
Cooper Industries, Inc. 6.00% DECS convertible preferred 1999            1,450,000    22,656   .11
                                                                                    -------- -----
                                                                                     143,919   .70
                                                                                    -------- -----

Food & Household Products - 0.61%
General Mills, Inc.                                                      1,675,000   124,683   .61
                                                                                    -------- -----



Electronic Components & Instruments - 0.57%
Micron Technology, Inc. 7.00% convertible debentures 2004               $50,000,000   49,625   .24
EMC Corp. 3.25% convertible subordinated notes 2002 (2)                 $20,000,000   31,500   .16
National Semiconductor Corp. 6.50% convertible
 debentures 2002 (2)                                                    $15,000,000   15,169   .07
Thermo Instrument Systems Inc. 4.00% convertible debentures 2005        $10,000,000   10,175   .05
Maxtor Corp. 5.75% convertible debentures 2012                          $7,500,000     5,250   .03
VLSI Technology, Inc. 8.25% convertible debentures 2005                 $4,500,000     4,551   .02
                                                                                    -------- -----
                                                                                     116,270   .57
                                                                                    -------- -----

Leisure & Tourism - 0.40%
Host Marriott Financial Trust 6.75% QUIPS convertible
 preferred 2026 (2)                                                        800,000    43,100   .21
Wendy's Financing I 5.00% TECONS convertible preferred 2026                350,000    18,507   .09
Royal Caribbean Cruises Ltd., Series A, 7.25% convertible
 preferred                                                                 135,000    11,264   .05
Station Casinos, Inc. 7.00% convertible preferred                          180,000     9,506   .05
                                                                                    -------- -----
                                                                                      82,377   .40
                                                                                    -------- -----

Financial Services - 0.40%
Beneficial Corp.                                                           981,400    76,181   .37
United Companies Financial Corp. 6.75% PRIDES
 convertible preferred 2000                                                159,000     5,168   .03
                                                                                    -------- -----
                                                                                      81,349   .40
                                                                                    -------- -----

Recreation & Other Consumer Products - 0.28%
Jostens, Inc.                                                            1,580,000    35,649   .18
Hasbro, Inc.                                                               600,000    20,700   .10

                                                                                    -------- -----
                                                                                      56,349   .28
                                                                                    -------- -----
Metals: Nonferrous - 0.25%
Freeport-McMoRan Copper & Gold Inc., Series A, $1.75 convertible
 preferred                                                               1,400,000    29,488
Freeport-McMoRan Copper & Gold Inc., Class B                               300,000     4,406   .17
Inco Ltd. 5.75% convertible debentures 2004                             $17,250,000   16,927   .08
                                                                                    -------- -----
                                                                                      50,821   .25
                                                                                    -------- -----

Electrical & Electronics - 0.16%
Premier Farnell PLC $1.35 convertible preferred 2016
 (American Depositary Receipts)                                          1,570,000    33,559   .16
                                                                                    -------- -----



Appliances & Household Durables- 0.14%
Newell Trust Quip 5.25% 2027(2)                                            546,000    28,529   .14
                                                                                    -------- -----



Machinery & Engineering - 0.13%
Thermo Electron Corp. 4.25% convertible debentures 2003 (2)             $23,000,000   26,306   .13
                                                                                    -------- -----



Metals: Steel - 0.12%
Carpenter Technology Corp.                                                 325,600    14,143   .07
Bethlehem Steel Corp. $3.50 convertible preferred (2)                      250,000    10,313   .05
                                                                                    -------- -----
                                                                                      24,456   .12
                                                                                    -------- -----
Other Industries - 0.19%
Swire Pacific Capital Ltd. 8.84% cumulative
 guaranteed perpetual capital securities (2)                               340,000     7,098
Swire Pacific Offshore Financing Ltd. 9.33% cumulative
 guaranteed perpetual capital securities (2)                               140,000     3,097   .05
Wang Laboratories, Inc., Series B, 6.50% convertible preferred
 depositary shares (2)                                                     170,000     9,116   .04
Diamond Offshore Drilling, Inc. 3.75% convertible debentures 2007       $5,481,000     6,824   .03
Imasco Ltd.                                                                169,800     6,196   .03
Daewoo Corp. 0.50% Eurodollar convertible debentures 2007 (2)           $5,000,000     3,850   .02
Raytheon Co., Class A                                                       63,770     3,260   .02
                                                                                    -------- -----
                                                                                      39,441   .19
                                                                                    -------- -----

MISCELLANEOUS: Equity securities
 in initial period of acquisition                                                    435,372  2.13
                                                                                    -------- -----

TOTAL EQUITY SECURITIES (cost: $9,112,345,000)                                     12,271,78760.07
                                                                                    -------- -----
                                                                                    -------- -----

----------------------------------                                             ---       ---   ---
                                                                         Principal    Market Percent
Bonds & Notes                                                               Amount     Value of Net
                                                                             (000)     (000) Assets
----------------------------------                                             ---       ---   ---
Broadcasting, Advertising & Publishing - 3.13%
Time Warner Inc. 7.45% 1998                                              $  10,000     9,984
Time Warner Inc., Pass-Through Asset Trust, 1997-2, 4.90%
 1999 (2)(5)                                                                10,000     9,823
Time Warner Inc., Pass-Through Asset Trust, 1997-1, 6.10%
 2001 (2)(5)                                                                12,000    11,893
Time Warner Inc. 7.75% 2005                                                  5,000     5,335
Time Warner Inc. 9.125% 2013                                                 5,000     6,016
Time Warner Inc. 7.25% 2017                                                 37,000    37,606   .40
Chancellor Radio Broadcasting Co. 9.375% 2004                               28,000    29,400
Chancellor Radio Broadcasting Co. 8.125% 2007 (2)                           31,500    31,736
Chancellor Radio Broadcasting Co. 8.75% 2007                                 4,500     4,646   .32
NTL Inc. (formerly International CableTel Inc.) 0%/10.875% 2003 (6)         20,075    19,272
NTL Inc. (formerly International CableTel Inc.) 0%/12.75% 2005 (6)          22,000    18,700
NTL Inc., Series B, 10.00% 2007                                             10,000    10,725   .24
TKR Cable I, Inc. 10.50% 2007                                               30,000    34,273   .17
Cablevision Systems Corp. 8.125% 2009                                       18,250    19,162
Cablevision Systems Corp. 9.875% 2013                                       11,500    12,736   .16
Fox/Liberty Networks, LLC 0%/9.75% 2007 (2)(6)                              27,250    18,053
Fox/Liberty Networks, LLC 8.875% 2007 (2)                                    9,000     9,202   .13
American Radio Systems Corp. 9.75% 2005                                      7,500     8,269
American Radio Systems Corp. 9.00% 2006                                     17,550    18,735   .13
Videotron Holdings PLC 0%/11.125% 2004 (6)                                  26,500    25,475   .12
TeleWest PLC 9.625% 2006                                                     5,000     5,350
TeleWest PLC 0%/11.00% 2007 (6)                                             24,500    19,355   .12
Century Communications Corp. 8.75% 2007                                     13,200    13,662
Century Communications Corp. 0% 2008 (1)                                    23,250     9,881   .12
Comcast Cable Communications, Inc. 8.125% 2004                               8,000     8,689
Comcast Cable Communications, Inc. 8.375% 2007                              10,000    11,158
Comcast Cable Communications, Inc. 8.875% 2017                               3,000     3,563   .12
Bell Cablemedia PLC 0%/11.95% 2004 (6)                                      21,250    20,169   .10
American Media Operations, Inc. 11.625% 2004                                18,250    19,893   .10
Viacom International Inc. 9.125% 1999                                        4,000     4,053
Viacom International Inc. 10.25% 2001                                        9,500    10,549
Viacom International Inc. 7.625% 2016                                        5,000     5,153   .10
Radio One, Inc. 7.00%/12.00% 2004 (6)                                       16,500    16,583   .08
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 (6)                           18,500    15,170   .07
Tele-Communications, Inc. 10.125% 2001                                       5,000     5,568
Tele-Communications, Inc. 9.25% 2023                                         8,000     8,930   .07
Comcast Corp. 10.25% 2001                                                   12,600    14,053   .07
News America Holdings Inc. 10.125% 2012                                      5,000     5,858
News America Holdings Inc. 7.43% 2026                                        7,500     8,112   .07
Adelphia Communications Corp. 9.25% 2002                                     8,500     8,840
Adelphia Communications Corp. 10.50% 2004                                    3,000     3,315   .06
Sun Media Corp. 9.50% 2007                                                   1,000     1,088
Sun Media Corp. 9.50% 2007                                                   9,500    10,260   .06
Grupo Televisa, SA, Series A, 11.375% 2003                                   3,750     4,116
Grupo Televisa, SA 11.875% 2006                                              1,500     1,706   .04
Grupo Televisa, SA 0%/13.25% 2008 (6)                                        5,000     3,850
Multicanal Participacoes SA, Series B, 12.625% 2004                          8,750     9,100   .04
TV Azteca, SA de CV 10.125% 2004                                             8,545     8,908   .04
Lenfest Communications, Inc. 8.25% 2008 (2)                                  8,500     8,477   .04
STC Broadcasting, Inc. 11.00% 2007                                           7,500     8,344   .04
TCI Communications, Inc. 6.375% 1999                                         7,000     7,036   .03
RBS Participacoes SA 11.00% 2007 (2)                                         6,750     6,261   .03
Young Broadcasting Inc. 11.75% 2004                                          1,000     1,115
Young Broadcasting Inc. 10.125% 2005                                         3,750     4,059
Young Broadcasting Inc., Series B, 8.75% 2007                                  750       772   .03
Fox Kids Worldwide, Inc. 0%/10.25% 2007 (2)(6)                               2,000     1,230
Fox Kids Worldwide, Inc. 9.25% 2007 (2)                                      1,750     1,741   .01
Continental Cablevision, Inc. 8.50% 2001                                     2,000     2,147   .01
Heartland Wireless Communications, Inc. 13.00% 2003                          3,000       840   .00
                                                                                    -------- -----
                                                                                     639,995  3.13
                                                                                    -------- -----

Telecommunications - 1.89%
WorldCom, Inc. 9.375% 2004                                                  56,915    60,714
WorldCom, Inc. 8.875% 2006                                                  19,554    21,445
WorldCom, Inc. 7.75% 2007                                                    3,000     3,238   .42
Orion Network Systems, Inc. 11.25% 2007                                     61,000    71,522   .35
TCI Communications, Inc. 9.875% 1998                                         7,100     7,141
TCI Communications, Inc. 8.00% 2005                                          5,000     5,389
TCI Communications, Inc. 9.80% 2012                                         12,500    15,567
TCI Communications, Inc. 8.75% 2015                                          6,500     7,497
TCI Communications, Inc. 8.75% 2023                                          8,000     8,552   .22
Omnipoint Corp. 11.625% 2006                                                37,300    40,844
Omnipoint Corp. 11.625% 2006                                                 1,750     1,916   .21
Qwest Communications International Inc. 0%/9.47% 2007 (2)(6)                15,000    10,594
Qwest Communications International Inc. 10.875% 2007                        12,000    13,800
Qwest Communications International Inc. 0%/8.29% 2008 (2)(6)                25,500    17,021   .20
Mobile Telecommunication Technologies Corp. 13.50% 2002                     19,875    23,105   .11
U S WEST Capital Funding, Inc. 6.95% 2037                                   12,000    12,488   .06
Allegiance Telecom, Inc. Units, 0%/11.75% 2008 (2)(6)                       20,000    11,400   .06
Comtel Brasileira Ltda. 10.75% 2004 (2)                                      9,200     9,131   .04
Teleport Communications Group Inc. 9.875% 2006                               7,500     8,625   .04
CellNet Data Systems, Inc. 0%/14.00% 2007 (2)(6)                            15,450     7,570   .04
Teligent, Inc. 11.50% 2007                                                   4,500     4,725   .02
Iridium LLC Units, 13.00% 2005                                               4,000     4,335   .02
COLT Telecom Group PLC Units, 0%/12.00% 2006 (6)                             5,000     4,313   .02
PanAmSat Corp. 6.125% 2005 (2)                                               4,000     3,963   .02
Conecel Holdings Ltd., Series A, Units 14.00% 2000 (2)                       2,950     3,061   .02
Brooks Fiber Properties, Inc. 0%/10.875% 2006 (6)                            3,500     2,958   .02
Telecom Argentina STET-France Telecom SA 12.00% 2002                         2,500     2,919   .01
United Defense Industries, Inc. 8.75% 2007 (2)                               2,000     2,045   .01
                                                                                    -------- -----
                                                                                     385,878  1.89
                                                                                    -------- -----

Wireless Communications - 1.80%
NEXTEL Communications, Inc. 0%/9.75% 2004 (6)                               35,500    33,903
NEXTEL Communications, Inc. (formerly CenCall Communications Corp.)
 0%/10.125% 2004 (6)                                                        36,000    34,740
NEXTEL Communications, Inc. (formerly Dial Call Communications Inc.)
 0%/12.25% 2004 (6)                                                         12,000    11,820
NEXTEL Communications, Inc. 0%/9.75% 2007 (6)                               61,500    39,206
NEXTEL Communications, Inc. 0%/10.65% 2007 (6)                               4,000     2,630   .60
PriCellular Wireless Corp. 14.00% 2001                                      12,000    13,230
PriCellular Wireless Corp. 0%/12.25% 2003 (6)                               14,550    15,132
PriCellular Wireless Corp. 10.75% 2004                                       7,500     8,269   .18
Comcast Cellular Corp. 9.50% 2007                                           32,500    34,247   .17
Centennial Cellular Corp. 8.875% 2001                                       26,000    26,910
Centennial Cellular Corp. 10.125% 2005                                       3,000     3,360   .15
McCaw International, Ltd. 0%/13.00% 2007 (6)                                42,250    26,829   .13
Comunicacion Celular SA 0%/13.125% 2003 (6)                                 31,000    23,870   .11
Cellular Communications International, Inc. 0% 2000                         25,500    21,074   .10
CoreComm Inc. (formerly Cellular Communications of Puerto Rico, Inc.) 10    14,000    13,650   .07
Cellular, Inc. 0%/11.75% 2003 (6)                                           13,000    13,293   .06
Powertel, Inc. 0%/12.00% 2006 (6)                                            6,000     4,560
Powertel, Inc. 11.125% 2007                                                  6,250     6,906   .06
PageMart Wireless, Inc. 0%/11.25% 2008 (6)                                  15,000     9,038   .04
Sprint Spectrum LP, Sprint Spectrum Finance Corp. 11.00% 2006                6,000     6,885   .03
NEXTLINK Communications, Inc. 9.625% 2007                                    4,000     4,270   .02
Geotek Communications, Inc., Series B, 0%/15.00% 2005 (6)                    8,000     3,760   .02
Esat Telecom Group PLC 0%/12.50% 2007 (6)                                    5,000     3,712   .02
Commnet Cellular Inc. 11.25% 2005                                            3,000     3,510   .02
Vanguard Cellular Systems, Inc. 9.375% 2006                                  3,000     3,180   .02
                                                                                    -------- -----
                                                                                     367,984  1.80
                                                                                    -------- -----

Transportation - 1.34%
USAir, Inc., Series 1993-A1, 8.625% 1998                                     8,500     8,585
USAir, Inc. 9.625% 2001                                                     19,679    20,540
USAir, Inc. 10.00% 2003                                                      8,250     8,745
USAir, Inc., enhanced equipment notes, Class C, 8.93%
 2008                                                                        7,602     8,715
USAir, Inc., pass-through trust, Series 1993-A3, 10.375%
 2013 (5)                                                                   19,495    22,016   .33
Jet Equipment Trust, Series 1994-A, Class B1, 10.91%
 2006 (2)                                                                    6,535     7,825
Jet Equipment Trust, Series 1995-B, Certificates,
 10.91% 2014 (2)                                                             4,750     6,199
Jet Equipment Trust, Series 1995-B, Class A, 7.63%
 2015 (2)                                                                   13,759    14,998
Jet Equipment Trust, Series 1995-A, Class B, 8.64%
 2015 (2)                                                                   14,233    16,134
Jet Equipment Trust, Series 1995-B, Class C, 9.71%
 2015 (2)                                                                    5,500     6,766
Jet Equipment Trust, Series 1995-A, Class C, 10.69%
 2015 (2)                                                                    5,000     6,641   .29
Atlas Air, Inc., Pass Through Trusts, Series 1998-1,
 Class A, 7.38% 2018 (5)                                                    33,400    34,180   .17
Continental Airlines, Inc. 9.50% 2001                                        4,500     4,849
Continental Airlines, Inc., pass-through certificates,
 Series 1996-A, 6.94% 2015 (5)                                               8,650     8,966
Continental Airlines, Inc., pass-through certificates,
 Series 1996-C, 9.50% 2015 (5)                                              12,494    14,600   .14
Clark Refining & Marketing, Inc. 8.875% 2007 (2)                            24,000    24,570   .12
Airplanes Pass Through Trust, pass-through certificates,
 Series 1, Class B, 7.08% 2019 (5)(7)                                        6,785     6,794
Airplanes Pass Through Trust, pass-through certificates,
 Series 1, Class C, 8.15% 2019 (5)                                          15,000    15,788   .11
United Air Lines, Inc. 9.00% 2003                                            8,000     8,963
United Air Lines, Inc., pass-through certificates,
 Series 1996-A2, 7.87% 2019 (5)                                              5,000     5,281   .07
Teekay Shipping Corp. 8.32% 2008                                            10,820    11,253   .05
Delta Air Lines, Inc., pass-through certificates,
 Series 1992-A2, 9.20% 2014 (5)                                              5,000     6,013   .03
MC-Cuernavaca Trust 9.25% 2001 (2)                                           6,081     5,899   .03
                                                                                    -------- -----
                                                                                     274,320  1.34
                                                                                    -------- -----

Business & Public Services - 1.34%
Integrated Health Services, Inc. 10.25% 2006                                16,900    18,252
Integrated Health Services, Inc. 9.50% 2007                                 13,250    14,012
Integrated Health Services, Inc. 9.25% 2008 (2)                             33,500    35,175   .33
Paracelsus Healthcare Corp. 10.00% 2006                                     28,000    28,840   .14
Federal Express Corp., Series B, 10.00% 1998                                 4,000     4,097
Federal Express Corp. 9.875% 2002                                            7,000     7,925
Federal Express Corp., pass-through certificates,
 Series 1994-A310, Class A1, 7.53% 2006 (5)                                 10,463    11,004   .11
Columbia/HCA Healthcare Corp. 6.91% 2005                                    10,750    10,440
Columbia/HCA Healthcare Corp. 8.85% 2007                                    10,000    10,949   .10
Sun Healthcare Group, Inc. 9.50% 2007 (2)                                   19,000    19,998   .10
Protection One Alarm Monitoring, Inc.
 0%/13.625% 2005 (6)                                                        18,000    19,980   .10
Allied Waste North America, Inc. 10.25% 2006                                17,500    19,556   .09
Katz Media Corp., Series B, 10.50% 2007                                     15,050    16,931   .08
Mariner Health Group, Inc. 9.50% 2006                                       12,750    13,483   .07
Vencor, Inc. 8.625% 2007                                                    13,000    13,390   .07
Tenet Healthcare Corp. 8.00% 2005                                            3,000     3,101
Tenet Healthcare Corp. 8.625% 2007                                           6,250     6,555   .05
Borg-Warner Security Corp. 9.625% 2007                                       9,000     9,495   .05
Unison HealthCare Corp. 13.00% 1999 (2)                                      2,000     2,020
Unison HealthCare Corp. 13.00% 2006 (2)                                      4,000     3,300   .03
Waste Management, Inc. 7.00% 2005                                            5,000     5,092   .02
                                                                                    -------- -----
                                                                                     273,595  1.34
                                                                                    -------- -----



Energy Sources and Energy Equipment & Services - 1.12%
CalEnergy Co., Inc. (formerly California Energy Co., Inc.) 9.875% 2003       5,000     5,405
CalEnergy Co., Inc. (formerly California Energy Co., Inc.) 10.25% 2004      47,300    50,931   .27
Oryx Energy Co. 9.50% 1999                                                  10,000    10,519
Oryx Energy Co. 8.375% 2004                                                 12,500    13,652
Oryx Energy Co. 8.125% 2005                                                  3,500     3,779   .14
Pioneer Natural Resources Co. 7.20% 2028                                    26,500    26,209   .13
J. Ray McDermott, SA 9.375% 2006                                            18,500    19,795   .10
Forcenergy Inc 9.50% 2006                                                   10,000    10,500
Forcenergy Inc 8.50% 2007                                                    3,750     3,778   .07
Falcon Drilling Co., Inc., Series B, 9.75% 2001                              6,000     6,270
Falcon Drilling Co., Inc., Series B, 8.875% 2003                             7,000     7,385   .06
Petro Stopping Centers, LP 10.50% 2007                                      11,500    12,305   .06
Benton Oil and Gas Co. 9.375% 2007 (2)                                      10,000    10,325   .05
OXYMAR 7.50% 2016 (2)                                                        8,000     8,222   .04
Lomak Petroleum, Inc. 8.75% 2007                                             7,000     7,123   .03
Ocean Energy, Inc. 8.875% 2007                                               6,500     6,841   .03
Kelley Oil & Gas Corp. 10.375% 2006                                          6,000     6,240   .03
Newfield Exploration Co., Series B, 7.45% 2007                               6,000     6,077   .03
Parker & Parsley Petroleum Co. 8.25% 2007                                    5,000     5,568   .03
Abraxas Petroleum Corp. 11.50% 2004                                          3,000     3,225   .02
Petrozuata Finance Inc. 7.63% 2009 (2)                                       3,000     3,090   .02
Petroleo Brasileiro SA-PETROBRAS 10.525% Eurobonds 1998 (7)                  2,500     2,524   .01
                                                                                    -------- -----
                                                                                     229,763  1.12
                                                                                    -------- -----
Finance - 0.97%
Riggs Capital Trust II 8.625% 2026 (2)                                       1,500     1,613
Riggs Capital Trust II 8.875% 2027                                          20,000    22,249   .12
Capital One Capital I 7.15% 2006                                            10,000    10,188
Capital One Capital I 7.30% 2027 (2)(7)                                     13,500    13,128   .11
First Nationwide Holdings Inc. 10.625% 2003                                  9,250    10,360
First Nationwide Holdings Inc. 12.50% 2003                                   9,500    10,759   .10
MBNA Capital B, MBNA Corp., Series B, 6.55% 2027 (7)                        20,000    18,274   .09
BNP U.S. Funding LLC, Series A, 7.738% 2049 (2)                             15,000    14,961   .07
Chase Capital II Global Floating Rate Capital Securities
 6.25% 2027 (7)                                                             15,000    14,300   .07
Advanta Corp., Series D, 6.65% 2000                                          5,000     4,850
Advanta Corp. 6.60% 2000                                                     4,000     3,875
Advanta National Bank 6.45% 2000                                             5,000     4,924   .07
Aetna Services, Inc. 6.97% 2036                                             12,000    12,557   .06
BT Capital Trust I 6.656% 2026 (7)                                          12,500    12,154   .06
Korea Development Bank 9.60% 2000                                            1,500     1,438
Korea Development Bank 6.50% 2002                                           10,970     9,761   .06
Dime Bancorp, Inc. 10.50% 2005                                               4,000     4,290
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027               6,000     6,856   .05
Midland American Capital Corp. 12.75% 2003                                   6,000     6,299   .03
Merita Bank Ltd 7.15% (undated) (7)                                          6,000     6,170   .03
First Union Corp. 6.82%/7.57% 2026 (6)                                       5,000     5,313   .03
Chevy Chase Bank (formerly Chevy Chase Savings Bank, FSB) 9.25% 2005         4,000     4,160   .02
Banco General SA 7.70% 2002 (2)                                                500       478   .00
                                                                                    -------- -----
                                                                                     198,957   .97
                                                                                    -------- -----

Forest Products & Paper - 0.68%
Container Corp. of America, Series B, 10.75% 2002                            1,000     1,103
Container Corp. of America 9.75% 2003                                       44,550    48,225
Container Corp. of America, Series A, 11.25% 2004                           19,000    20,758   .34
Pindo Deli Finance Mauritius Ltd. 10.25% 2002 (2)                           11,000     8,360
Pindo Deli Finance Mauritius Ltd. 10.75% 2007 (2)                           18,525    14,542
Pindo Deli Finance Mauritius Ltd. 10.75% 2007 (2)                            1,100       864   .12
Copamex Industrias, SA de CV 11.375% 2004                                   16,200    17,739   .09
Grupo Industrial Durango, SA de CV 12.00% 2001                               6,000     6,555
Grupo Industrial Durango, SA de CV 12.625% 2003                              3,500     3,938   .05
Advance Agro PCL 13.00% 2007 (2)                                             8,000     6,960   .03
U.S. Timberlands Klamath Falls, LLC and U.S. Timberlands
 Finance Corp. 9.625% 2007                                                   4,000     4,200   .02
Norampac Inc. 9.50% 2008 (2)                                                 3,250     3,323   .02
Pacific Lumber Co. 10.50% 2003                                               1,500     1,547   .01
                                                                                    -------- -----
                                                                                     138,114   .68
                                                                                    -------- -----

Leisure & Tourism - 0.59%
Rio Hotel & Casino, Inc. 10.625% 2005                                        2,000     2,200
Rio Hotel & Casino, Inc. 9.50% 2007                                         19,750    21,626   .12
HMH Properties, Inc., Series B, 8.875% 2007                                 19,000    20,188   .10
Boyd Gaming Corp. 9.25% 2003                                                12,000    12,960
Boyd Gaming Corp. 9.50% 2007                                                 3,000     3,240   .08
Station Casinos, Inc., Series A, 9.625% 2003                                 3,650     3,810
Station Casinos, Inc., Series B, 9.625% 2003                                10,500    10,959   .07
Foodmaker, Inc. 9.25% 1999                                                   3,572     3,635
Foodmaker, Inc. 9.75% 2002                                                   9,300     9,486   .06
KSL Recreation Group, Inc. 10.25% 2007                                       9,000     9,810   .05
Royal Caribbean Cruises Ltd. 7.00% 2007                                      7,000     7,186   .03
Aztar Corp. 11.00% 2002                                                      6,000     6,203   .03
Mirage Resorts, Inc. 7.25% 2006                                              5,000     5,185   .03
Felcor Suites LP 7.375% 2004 (2)                                             4,750     4,831   .02
                                                                                    -------- -----
                                                                                     121,319   .59
                                                                                    -------- -----


Metals: Steel & Nonferrous - 0.43%
Kaiser Aluminum & Chemical Corp. 9.875% 2002                                 9,000     9,293
Kaiser Aluminum & Chemical Corp. 12.75% 2003                                 8,000     8,500
Kaiser Aluminum & Chemical Corp., Series B, 10.875% 2006                    22,000    23,870
Kaiser Aluminum & Chemical Corp., Series D, 10.875% 2006                     2,500     2,713   .22
Freeport-McMoRan Copper & Gold Inc. 7.50% 2006                              12,000     9,655
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                              16,000    13,488   .11
Inco Ltd. 9.875% 2019                                                        6,500     6,956
Inco Ltd. 9.60% 2022                                                         2,625     3,043   .05
Altos Hornos de Mexico, SA de CV 11.375% 2002                                3,000     3,090
Altos Hornos de Mexico, SA de CV 11.875% 2004                                2,000     2,070   .03
AK Steel Corp. 10.75% 2004                                                   2,750     2,956   .01
UCAR Global Enterprises Inc. 12.00% 2005                                     2,645     2,943   .01
                                                                                    -------- -----
                                                                                      88,577   .43
                                                                                    -------- -----


Real Estate - 0.36%
B.F. Saul Real Estate Investment Trust 11.625% 2002                         23,000    24,437   .12
ERP Operating LP 7.95% 2002                                                  7,500     8,082
ERP Operating LP 7.57% 2026                                                  5,000     5,453   .06
SocGen Real Estate Co. LLC, Series A, 7.64% 2049 (2)                        12,500    12,556   .06
Irvine Co. 7.46% 2006 (2)(4)                                                10,000    10,261   .05
Beverly Finance Corp. 8.36% 2004 (2)                                         5,000     5,117   .03
Shopping Center Associates 6.75% 2004 (2)                                    4,000     4,389   .02
Security Capital Industrial Trust 7.95% 2008                                 3,750     3,976   .02
                                                                                    -------- -----
                                                                                      74,271   .36
                                                                                    -------- -----
Food Retailing, Food Products & Beverages - 0.33%
Stater Bros. Holdings Inc. 11.00% 2001                                      16,000    17,680   .09
Canandaigua Wine Co., Inc. 8.75% 2003                                       11,250    11,700
Canandaigua Wine Co., Inc., Series C, 8.75% 2003                             2,500     2,584   .07
Gruma, SA de CV 7.625% 2007 (2)                                             10,750    10,696   .05
Carr-Gottstein Foods Co. 12.00% 2005                                         5,000     5,575   .03
Friendly Ice Cream Corp. 10.50% 2007                                         4,000     4,225   .02
Sparkling Spring Water Group Ltd. 11.50% 2007 (2)                            4,000     4,220   .02
Bruno's, Inc. 10.50% 2005                                                   11,625     3,139   .02
Quality Food Centers, Inc., Series B, 8.70% 2007                             2,000     2,220   .01
Randall's Food Markets, Inc. 9.375% 2007 (2)                                 2,000     2,080   .01
Star Markets Co., Inc. 13.00% 2004                                           1,500     1,703   .01
Eagle Family Foods, Inc. 8.75% 2008 (2)                                      1,000     1,012   .00
                                                                                    -------- -----
                                                                                      66,834   .33
                                                                                    -------- -----

Financial Services - 0.29%
Wilshire Financial Services Group Inc. 13.00% 2004 (2)                      10,000    10,500
Wilshire Financial Services Group Inc. 13.00% 2004                           8,000     8,400   .09
Capital One Bank 7.25% 2003                                                 10,000    10,198   .05
Netia Holdings BV 0%/11.25% 2007 (2) (6)                                     1,250       825
Netia Holdings BV 10.25% 2007 (2)                                            7,750     7,769   .04
Ford Capital BV 10.125% 2000                                                 5,500     6,094   .03
DVI, Inc. 9.875% 2004                                                        5,000     5,075   .03
General Electric Capital Corp. 8.875% 2009                                   4,000     4,903   .02
General Motors Acceptance Corp. 7.00% 2000                                   3,000     3,066   .02
Indah Kiat Finance Mauritius Ltd. 11.875% 2002                               2,400     1,848
Indah Kiat Finance Mauritius Ltd. 10.00% 2007                                  500       433   .01
                                                                                    -------- -----
                                                                                      59,111   .29
                                                                                    -------- -----

Utilities: Electric & Gas - 0.24%
Long Island Lighting Co. 7.50% 2007                                         15,000    15,536
Long Island Lighting Co. 9.00% 2022                                          9,000    10,159   .12
Tennessee Gas Pipeline Co. 7.625% 2037                                      17,750    18,939   .09
SFP Pipeline Holdings, Inc. 11.16% 2010                                      3,000     5,160   .03
                                                                                    -------- -----
                                                                                      49,794   .24
                                                                                    -------- -----

Electronic Components - 0.17%
Hyundai Semiconductor America, Inc. 8.25% 2004 (2)                           5,150     4,352
Hyundai Semiconductor America, Inc. 8.625% 2007 (2)                         20,700    17,336   .11
Flextronics International Ltd. 8.75% 2007 (2)                               13,000    13,162   .06
                                                                                    -------- -----
                                                                                      34,850   .17
                                                                                    -------- -----

General Retailing & Merchandising - 0.16%
Lifestyle Furnishings International Ltd. 10.875% 2006                       11,025    12,320   .06
May Department Stores Co. 8.375% 2024                                       10,000    10,936   .06
Woolworth Corp. 8.50% 2022                                                   4,000     4,575   .02
Loehmann's, Inc. 11.875% 2003                                                4,250     4,208   .02
                                                                                    -------- -----
                                                                                      32,039   .16
                                                                                    -------- -----

Recreation, Other Consumer Products - 0.13%
AMF Group Inc. 0%/12.25% 2006 (6)                                            6,842     5,482
AMF Group Inc. 10.875% 2006                                                 12,500    13,906   .09
CLN Holdings Inc. 0% 2001                                                   11,650     7,631   .04
                                                                                    -------- -----
                                                                                      27,019   .13
                                                                                    -------- -----

Data Processing & Reproduction - 0.13%
Digital Equipment Corp. 8.625% 2012                                         16,000    17,858   .09
Unisys Corp., Series B, 12.00% 2003                                          5,000     5,700
Unisys Corp. 11.75% 2004                                                     2,000     2,323   .04
                                                                                    -------- -----
                                                                                      25,881   .13
                                                                                    -------- -----

Chemicals - 0.10%
Texas Petrochemicals Corp. 11.125% 2006                                     13,250    14,509   .07
Huntsman Co. 9.094% 2007 (2) (7)                                             5,000     5,100   .03
                                                                                    -------- -----
                                                                                      19,609   .10
                                                                                    -------- -----

Other Industries - 0.77%
Hutchison Whampoa Finance Ltd. 6.988% 2037 (2)                              21,000    19,389   .09
Anchor Glass Container Corp. 11.25% 2005 (2)                                12,750    14,121   .07
Pan Pacific Industrial Investments PLC 0% 2007 (2)                          33,500    14,082   .07
Reliance Industries Ltd. 8.25% 2027 (2)                                     10,000     8,967
Reliance Industries Ltd., Series B, 10.25% 2097                              5,000     4,518   .07
Owens-Illinois, Inc. 7.85% 2004                                              6,000     6,387
Owens-Illinois, Inc. 8.10% 2007                                              5,750     6,166   .06
Newsquest Capital PLC 11.00% 2006                                            8,700     9,787
Newsquest Capital PLC, Series B, 11.00% 2006                                 1,200     1,350   .06
Tultex Corp. 10.625% 2005                                                    2,550     2,671
Tultex Corp. 9.625% 2007                                                     7,000     7,105   .05
Consumers International Inc. 10.25% 2005 (2)                                 7,000     7,770   .04
Printpack, Inc. 10.625% 2006                                                 7,000     7,490   .04
Philips Electronics NV 7.20% 2026                                            6,000     6,369   .03
Innova, S de RL 12.875% 2007                                                 5,000     5,350   .03
M.D.C. Holdings, Inc. 8.375% 2008                                            5,000     5,037   .03
Samsung Electronics Co., Ltd. 7.45% 2002 (2)                                 5,000     4,413   .02
U.S. Can Corp. 10.125% 2006                                                  4,000     4,240   .02
Allegiance Corp. 7.00% 2026                                                  4,000     4,205   .02
WestPoint Stevens Inc. 8.75% 2001                                            4,000     4,180   .02
Antenna TV SA 9.00% 2007                                                     3,500     3,561   .02
Graham Packaging 0%/10.75% 2009 (2)(6)                                       5,000     3,138   .01
Johns Manville International Group, Inc. 10.875% 2004                        2,000     2,222   .01
Tenneco Inc. 8.075% 2002                                                     2,000     2,143   .01
DGS International Finance Co. BV 10.00% 2007 (2)                             1,250       987   .00
                                                                                    -------- -----
                                                                                     155,648   .77
                                                                                    -------- -----

Collateralized Mortgage/Asset-Backed Obligations (5)
 (excluding those issued by federal agencies) - 1.34%
Collateralized Mortgage Obligation Trust, Series 63,
 Class Z, 9.00% 2020                                                        56,278    60,903   .30
UCFC Acceptance Corp., home-equity loan pass-through
 certificates, Series 1996-D1, Class A-2, 6.381% 2011                       25,700    25,726
UCFC Acceptance Corp., home-equity loan pass-through
 certificates, Series 1996-D1, Class A-4, 6.776% 2016                        4,250     4,303
UCFC Acceptance Corp., home-equity loan pass-through
 certificates, Series 1995-B1, Class A-3, 6.75% 2017                        10,965    11,081   .20
Green Tree Financial Corp., Net Interest Margin Trust,
 Series 1994-A, 6.90% 2004                                                   3,682     3,719
Green Tree Financial Corp., Net Interest Margin Trust,
 Series 1995-A, 7.25% 2005                                                   2,349     2,279
Green Tree Financial Corp., Seller and Servicer
 Manufactured Housing Contract, Series 1993-2, Class B,
 8.00% 2018                                                                 14,000    14,070
Green Tree Financial Corp., Seller and Servicer
 Manufactured Housing Contract, Series 1995-1, Class A-3,
 7.95% 2025                                                                  1,337     1,338
Green Tree Financial Corp., Seller and Servicer
 Manufactured Housing Contract, Series 1995-9, Class A-5,
 6.80% 2027                                                                  4,000     4,090
Green Tree Financial Corp., Seller and Servicer
 Manufactured Housing Contract, Series 1996-10, Class A-6,
 7.30% 2028                                                                  3,000     3,096   .14
FIRSTPLUS Home Loan Owner Trust 1996-4, Class A-2, 6.14% 2006               10,240    10,242
FIRSTPLUS Home Loan Owner Trust 1996-4, Class A-3, 6.28% 2009                4,000     4,012
FIRSTPLUS Home Loan Owner Trust 1997-1, Class A-6, 6.95% 2015               10,000    10,209   .12
Resolution Trust Corp., Series 1992-CHF, Class E,
 8.25% 2020                                                                 10,606    10,633
Resolution Trust Corp., Series 1993-C1, Class D,
 9.45% 2024                                                                  6,143     6,193
Resolution Trust Corp., Series 1993-C1, Class E,
 9.50% 2024                                                                    875       880
Resolution Trust Corp., Series 1993-C2, Class C,
 8.00% 2025                                                                  3,000     3,013
Resolution Trust Corp., Series 1993-C2, Class D,
 8.50% 2025                                                                  3,199     3,216   .12
California Infrastructure and Economic Development Bank Special
 Purpose Trust PG&E-1, Series 1997-1, Class A-6, 6.32% 2005                 10,250    10,458
California Infrastructure and Economic Development Bank Special
 Purpose Trust SDGE-1, Series 1997-1, Class A-6, 6.31% 2008                 12,500    12,720   .11
Merrill Lynch Mortgage Investors, Inc., Seller
 Manufactured Housing Contract, Series 1995-C2,
 Class A-1, 7.38% 2021                                                      13,130    13,472
Merrill Lynch Mortgage Investors, Inc., mortgage pass-through
 certificates, Series 1996-C2, Class A-1, 6.69% 2028                         3,068     3,137   .08
Residential Reinsurance Ltd., Class A-2, 11.377% 1998 (2) (7)               13,750    13,995   .07
Chase Manhattan Bank, NA, Series 1993-I, Class 2A5,
 7.25% 2024                                                                  9,910    10,009   .05
The Money Store Inc., home-equity loan pass-through certificates,
 Series 1996-C, Class A-3, 7.07% 2016                                        8,000     8,085   .04
GE Capital Mortgage Services, Inc., Series 1994-9, Class
 A9, 6.50% 2024                                                              6,233     5,791   .03
Standard Credit Card Master Trust I, credit card
 participation certificates, Series 1994-2A, 7.25% 2008                      5,000     5,353   .03
CSFB Finance Co. Ltd., Series 1995-A, 5.00%/10.00% 2005 (2)(6)               5,000     4,975   .02
Banco Nacional de Mexico, SA 0% 2002 (2)                                     5,812     4,946   .02
Prudential Home Mortgage Securities Co., Inc.,
 Series 1992-37, Class A6, 7.00% 2022                                        1,319     1,315   .01
                                                                                    -------- -----
                                                                                     273,259  1.34
                                                                                    -------- -----


Federal Agency Obligations: Mortgage Pass-Throughs (5)
  - 1.76%
Government National Mortgage Assn. 6.00% 2023                                2,812     2,745
Government National Mortgage Assn. 6.50% 2028                               15,098    15,037
Government National Mortgage Assn. 7.00% 2008-2027                          24,000    24,425
Government National Mortgage Assn. 7.00% 2022-2024 (7)                      81,453    83,238
Government National Mortgage Assn. 7.375% 2022-2024 (7)                      6,622     6,802
Government National Mortgage Assn. 7.50% 2017-2026                          28,888    29,852
Government National Mortgage Assn. 8.00% 2017                                5,249     5,515
Government National Mortgage Assn. 8.50% 2017-2026                          28,682    30,352
Government National Mortgage Assn. 9.00% 2008-2025                          10,331    11,168
Government National Mortgage Assn. 9.50% 2009-2021                          14,196    15,461
Government National Mortgage Assn. 10.00% 2016-2019                          1,227     1,373
Government National Mortgage Assn. 10.50% 2018-2019                            151       171
Government National Mortgage Assn. 11.00% 2015                                  78        90  1.11
Fannie Mae (formerly Federal National Mortgage Assn.) 6.192% 2028 (7)       10,185    10,249
Fannie Mae 6.50% 2028                                                        3,000     2,986
Fannie Mae 7.00% 2028                                                        3,000     3,042
Fannie Mae 7.50% 2007-2023                                                  19,649    20,278
Fannie Mae 8.00% 2009-2024                                                   9,440     9,861
Fannie Mae 8.50% 2014-2025                                                  12,722    13,287
Fannie Mae 9.00% 2008-2025                                                   8,846     9,450
Fannie Mae 9.50% 2022                                                        8,088     8,718
Fannie Mae 10.00% 2005-2025                                                 23,731    25,954   .51
Freddie Mac (formerly Federal Home Loan Mortgage Corp. 8.50%
 2008-2020                                                                  17,710    18,507
Freddie Mac 9.00% 2007-2021                                                  9,485    10,052
Freddie Mac 10.00% 2019                                                        122       133
Freddie Mac 11.50% 2000                                                         10        11   .14
                                                                                    -------- -----
                                                                                     358,757  1.76
                                                                                    -------- -----


Federal Agency Obligations: Collateralized Mortgage
 Obligations (5) - 0.13%
Fannie Mae, Series 1996-4,
 Class ZA, 6.50% 2022                                                        5,998     5,788
Fannie Mae, Series 94-4, Class ZA, 6.50% 2024                                5,080     4,817
Fannie Mae, Series 1991-78,
 Class PK, 8.50% 2020                                                        7,508     7,773   .09
Freddie Mac, Series 1673, Class SA,
 4.851% 2024 (8)                                                             6,000     4,101
Freddie Mac, Series 178, Class Z, 9.25% 2021                                 3,692     4,005   .04
                                                                                    -------- -----
                                                                                      26,484   .13
                                                                                    -------- -----


Other Federal Agency Obligations - 0.60%
SLM Holding Corp. 0% 1998 (7)                                               44,000    43,991   .22
Freddie Mac 5.74% 2003                                                       5,000     4,918
Freddie Mac 6.19% 2004                                                      12,750    12,611
Freddie Mac 6.27% 2004                                                       5,635     5,602
Freddie Mac 6.39% 2003                                                       7,750     7,723
Freddie Mac 6.44% 2003                                                       3,000     2,986
Freddie Mac 6.59% 2003                                                       6,000     5,993   .19
Federal Home Loan Banks 6.16% 2004                                          13,000    12,870
Federal Home Loan Banks 6.27% 2004                                           6,000     5,964
Federal Home Loan Banks 6.41% 2003                                          10,000     9,970   .14
FNSM Principal STRIPS 0%/8.62% 2022 (6)                                     10,000     9,945   .05
                                                                                    -------- -----
                                                                                     122,573   .60
                                                                                    -------- -----


Governments and Governmental Authorities
(excluding U.S. government) - 0.71%
Argentina (Republic of), Series L, 6.688% Eurobonds 2005 (7)                 6,994     6,273
Argentina (Republic of) 11.00% 2006                                         43,250    47,467
Argentina (Republic of) 11.375% 2017                                        11,750    12,925   .33
Panama (Republic of) Past Due Interest Eurobonds 6.562% 2017 (7)               500       411
Panama (Republic of) Past Due Interest Eurobonds 6.562% 2017 (7)                14        11
Panama (Republic of) 8.875% 2027                                            17,500    17,150   .09
United Mexican States, Series C, 0% 2003 (4)                                11,500    13,605
United Mexican States 11.375% 2016                                           1,500     1,396
United Mexican States, Series C, 6.82% 2019 (7)                              1,000       848
United Mexican States Units, Series A, 6.25% Eurobonds 2019                  1,538         0   .08
Mendoza (Province of) 10.00% 2007 (2)                                       12,250    11,576   .06
Venezuela (Republic of) 6.812% 2007 (7)                                     10,476     9,076   .04
Brazil (Republic of) Debt Conversion Bonds 6.75% 2012 (7)                    5,750     4,281
Brazil (Republic of) Debt Conversion Bonds 8.00% 2014                        1,750     1,372
Brazil (Republic of) Debt Conversion Bonds 8.00% 2014                          245       192
Brazil (Republic of) 10.125% 2027                                            1,500     1,414   .03
Thailand (Kingdom of) 7.75% 2007                                             5,000     4,326   .02
Philippine Front-Loaded Interest Reduction
 Bonds, Series B, 5.00% 2008 (7)                                             5,000     4,244   .02
Poland (Republic of) Past Due Interest Bonds, Bearer 4.00% 2014 (7)          4,750     4,156   .02
Ontario (Province of) 7.75% 2002                                             2,500     2,684   .01
Ecuador (Republic of) Past Due Interest Bonds 6.688% 2015 (7)                   47        29
Ecuador (Republic of) Past Due Interest Bonds 6.688% 2015 (7)                  500       306
Ecuador (Republic of) Past Due Interest Bonds 6.438% 2025 (7)                1,500     1,099   .01
Peru (Republic of) Past Due Interest Bonds 3.25% 2017 (7)                      250       149   .00
Peru (Republic of) Front-Loaded Interest Reduction Bonds 3.25% 2017 (7)        750       495   .00
                                                                                    -------- -----
                                                                                     145,485   .71
                                                                                    -------- -----


Floating Rate Eurodollar Notes (undated) (7) - 0.15%
Standard Chartered Bank 5.625%                                              15,000     9,750   .05
Bank of Nova Scotia 6.00%                                                   10,000     8,550   .04
Canadian Imperial Bank of Commerce 5.688%                                   10,000     8,550   .04
Midland Bank PLC 6.188%                                                      5,000     4,204   .02
                                                                                    -------- -----
                                                                                      31,054   .15
                                                                                    -------- -----


U.S. Treasury Obligations - 4.10%
9.25% August 1998                                                           10,000    10,200   .05
8.875% February 1999                                                        42,000    43,450   .21
9.125% May 1999                                                             10,000    10,458   .05
8.75% August 2000                                                           22,500    24,289   .12
8.50% November 2000                                                         20,000    21,600   .11
7.75% February 2001                                                         68,000    72,484   .35
8.00% May 2001                                                               7,000     7,539   .04
3.625% July 2002 (9)                                                        10,084    10,042   .05
11.625% November 2002                                                       38,000    47,738   .23
10.75% February 2003                                                        19,500    23,976   .12
7.25% May 2004                                                              89,500    97,905   .48
11.625% November 2004                                                       43,500    58,337   .29
6.50% May 2005                                                              30,000    31,748   .16
10.75% August 2005                                                           9,000    11,845   .06
3.375% January 2007 (9)                                                      7,136     6,986   .03
7.50% November 2016                                                         30,000    35,508   .17
8.875% August 2017                                                         127,500   171,548   .84
7.125% February 2023                                                        65,250    75,649   .37
6.50% November 2026                                                         70,000    76,059   .37
                                                                                    -------- -----
                                                                                     837,361  4.10
                                                                                    -------- -----


TOTAL BONDS & NOTES (cost: $4,826,411,000)                                         5,058,531 24.76
                                                                                    -------- -----



----------------------------------                                             ---       ---   ---
                                                                         Principal    Market Percent
Short-Term Securities                                                       Amount     Value of Net
                                                                             (000)     (000) Assets
----------------------------------                                             ---       ---   ---
Corporate Short-Term Notes - 7.26%
General Electric Capital Corp. 5.45%-5.70% due 2/10-3/19/98                126,100   125,563   .61
E.I. du Pont de Nemours and Co. 5.70%-5.75% due 2/5-2/25/98 (2)             70,600    70,429
E.I. du Pont de Nemours and Co. 5.40%-5.53% due 2/10-3/3/98                 30,600    30,536   .49
Ford Motor Credit Co. 5.43%-5.72% due 2/18-4/3/98                          100,700   100,006   .49
Ameritech Capital Funding Corp. 5.42%-5.52% due 3/4-3/10/98                 60,000    59,682
Ameritech Corp. 5.55%-5.68% due 2/5-3/11/98                                 38,300    38,142   .48
H.J. Heinz Co. 5.44%-5.80% due 2/3-3/24/98                                  96,500    96,124   .47
Procter & Gamble Co. 5.53%-5.70% due 2/6-2/27/98                            96,000    95,663   .47
Walt Disney Co. 5.45%-5.53% due 2/2-3/23/98                                 94,200    93,984   .46
IBM Credit Corp. 5.44%-5.71% due 2/2-4/6/98                                 89,700    89,160   .44
AT&T Corp. 5.39%-5.69% due 2/27-3/30/98                                     86,900    86,190   .42
Coca-Cola Co. 5.41%-5.69% due 3/5-3/27/98                                   80,000    79,443   .39
International Lease Finance Corp. 5.37%-5.49% due 3/9-4/20/98               75,000    74,271   .36
Hewlett-Packard Co. 5.41%-5.43% due 2/6-4/13/98                             74,600    73,981   .36
National Rural Utilities Cooperative Finance Corp. 5.42%-5.69%
 due 2/12-4/21/98                                                           65,000    64,522   .32
BellSouth Telecommunications, Inc. 5.39%-5.72% due 2/4-3/11/98              60,000    59,750   .29
Amoco Co. 5.51%-5.52% due 2/9-2/23/98                                       55,000    54,865   .27
Beneficial Corp. 5.43%-5.66% due 2/11-3/17/98                               45,500    45,342   .22
Southwestern Bell Telephone Co. 5.68% due 2/4-2/5/98 (2)                    45,000    44,968   .22
Minnesota Mining and Manufacturing Co. 5.43%-5.65% due 2/19-4/20/98         36,000    35,761   .18
Electronic Data Systems Corp. 5.75% due 2/9/98 (2)                          33,000    32,953   .16
Avco Financial Services, Inc. 5.42%-5.55% due 2/26-4/22/98                  32,300    32,042   .16
                                                                                    -------- -----
                                                                                   1,483,377  7.26
                                                                                    -------- -----

Federal Agency Short-Term Obligations - 6.85%
Freddie Mac 5.30%-5.66% due 2/12-4/15/98                                   549,700   546,548  2.67
Fannie Mae 5.37%-5.65% due 2/3-4/29/98                                     537,352   533,434  2.61
Federal Home Loan Banks 5.34%-5.38% due 2/20-4/29/98                       164,957   163,530   .80
International Bank Reconstruction and Development
 5.34%-5.38% due 4/8-4/30/98                                               158,305   156,556   .77
                                                                                    -------- -----
                                                                                   1,400,068  6.85
                                                                                    -------- -----
U. S. Treasury Short-Term Securities - 0.60%
U.S. Treasury Bills 5.12% due 3/5/98                                        73,000    72,673   .36
U.S. Treasury Bills 5.035% due 5/7/98                                       50,000    49,340   .24
                                                                                    -------- -----
                                                                                     122,013   .60
                                                                                    -------- -----

TOTAL SHORT-TERM SECURITIES (cost: $3,005,505,000)                                 3,005,458 14.71
                                                                                    -------- -----
TOTAL INVESTMENT SECURITIES (cost: $16,944,261,000)                                20,335,77699.54

Excess of cash and receivables over payables                                          92,951   .46
                                                                                    -------- -----
NET ASSETS                                                                         $20,428,72100.00
                                                                                    ======== =====

(1) The fund owns 5.65%, 6.73% and 6.48% of the outstanding voting securities of First Hawaiian, Ohio Casualty and English China
 Clays, respectively, and thus is considered an affiliate as defined in the Investment Company Act of 1940.
(2) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.
(3)  Non-income-producing security.
(4) Valued under procedures established by the Board of Directors.
(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(6)  Step bond; coupon rate will increase at a later date.
(7)  Coupon rate changes periodically.
(8)  Inverse floater, which is a floating
 rate note whose interest rate moves in the opposite direction of prevailing interest rates.
(9) Index-linked bond whose principal amount moves with a government retail price index.

See Notes to Financial Statements

The Income Fund of America                           (Unaudited)
Financial Statements
--------------------------------------     ---------   ---------
Statement of Assets and Liabilities                  (dollars in
at January 31, 1998                                   thousands)
--------------------------------------     ---------   ---------
ASSETS:
Investment securities at market
 (cost: $16,944,261)                                 $20,335,776
Cash                                                      22,702
Receivables for-
 Sales of investments                       $ 86,790
 Sales of fund's shares                       46,081
 Dividends and accrued interest              131,359     264,230
                                           ---------   ---------
                                                      20,622,708
LIABILITIES:
Payables for-
 Purchases of investments                    169,740
 Repurchases of fund's shares                 11,992
 Management services                           4,495
 Accrued expenses                              7,754     193,981
                                           ---------   ---------
NET ASSETS AT JANUARY 31, 1998-
 Equivalent to $17.74 per share on
 1,151,674,916 shares of $1 par value
 capital stock outstanding (authorized
 capital stock--1,200,000,000 shares)                $20,428,727
                                                     ============

                                                     (Unaudited)
--------------------------------------     ---------   ---------
Statement of Operations                              (dollars in
for the six months ended January 31, 1998             thousands)
--------------------------------------     ---------   ---------
INVESTMENT INCOME:
Income:
 Dividends                                $  222,676
 Interest                                    296,419  $  519,095
                                           ---------
Expenses:
 Management services fee                      27,335
 Distribution expenses                        23,252
 Transfer agent fee                            4,106
 Reports to shareholders                         640
 Registration statement and
  prospectus                                     797
 Postage, stationery and supplies                709
 Directors' fees                                  79
 Auditing and legal fees                          58
 Custodian fee                                   491
 Taxes other than federal income tax               1
 Other expenses                                   71      57,539
                                           ---------   ---------
 Net investment income                                   461,556
                                                       ---------
REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS:
 Net realized gain                                       491,586
 Net increase in unrealized appreciation on
  investments
   Beginning of period                     3,223,926
   End of period                           3,391,395     167,469
  Net realized gain and unrealized         ---------   ---------
   appreciation on investments                           659,055
                                                       ---------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                      $1,120,611
                                                     ============
--------------------------------------     ---------   ---------
Statement of Changes in Net Assets                   (dollars in
                                                      thousands)
--------------------------------------     ---------   ---------
                                          Six months  Year ended
                                      ended January 3   July 31,
                                               1998*        1997
                                           ---------   ---------
OPERATIONS:
Net investment income                    $   461,556 $   836,925
Net realized gain on investments             491,586   1,592,597
Net increase in unrealized appreciation
 on investments                              167,469   1,817,752
                                           ---------   ---------
 Net increase in net assets
  resulting from operations                1,120,611   4,247,274
                                           ---------   ---------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income        (450,525)   (857,023)
Distributions from net realized
 gain on investments                      (1,524,938)   (748,006)
                                           ---------   ---------
 Total dividends and distributions        (1,975,463) (1,605,029)
                                           ---------   ---------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 95,078,141 and 131,090,765
 shares, respectively                      1,725,207   2,235,951
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions of
 net realized gain on investments:
 101,462,933 and 83,876,277
 shares, respectively                      1,785,806   1,403,146
Cost of shares repurchased:
 56,978,388 and 112,767,826
 shares, respectively                     (1,041,647) (1,926,293)
                                           ---------   ---------
 Net increase in net assets
  resulting from capital share
  transactions                             2,469,366   1,712,804
                                           ---------   ---------
TOTAL INCREASE IN NET ASSETS               1,614,514   4,355,049

NET ASSETS:
Beginning of period                       18,814,213  14,459,164
                                           ---------   ---------
End of period (including undistributed
 net investment income: $150,044
 and $139,013, respectively)             $20,428,727 $18,814,213
                                         =========== ===========


* Unaudited

See Notes to Financial Statements

Notes to Financial Statements
(unaudited)

1. The Income Fund of America, Inc.(the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

   Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in foreign currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

   As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

   As of January 31, 1998, net unrealized appreciation on investments for federal income tax purposes aggregated $3,391,558,000, of which $3,566,399,000 related to appreciated securities and $174,841,000 related to depreciated securities. During the six months ended January 31, 1998, the fund realized, on a tax basis, a net capital gain of $491,531,000 on securities transactions. Net gains related to non-U.S. currency and other transactions of $337,000 were treated as ordinary income for federal income tax purposes. The cost of portfolio securities for federal income tax purposes was $16,944,218,000 at January 31, 1998.

3. The fee of $27,335,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement, in effect through October 31, 1997, provided for monthly fees, accrued daily, based on an annual rate of 0.24% of the first $1 billion of average net assets; 0.20% of such assets in excess of $1 billion but not exceeding $2 billion; 0.18% of such assets in excess of $2 billion but not exceeding $3 billion; 0.165% of such assets in excess of $3 billion but not exceeding $5 billion; 0.155% of such assets in excess of $5 billion but not exceeding $8 billion; 0.15% of such assets in excess of $8 billion but not exceeding $13 billion; 0.147% of such assets in excess of $13 billion but not exceeding $21 billion; and 0.145% of such assets in excess of $21 billion; plus 2.25% of monthly gross investment income. The Board of Directors approved an amended agreement effective November 1, 1997 reducing the fee to 0.145% of such assets in excess of $13 billion but not exceeding $21 billion; and 0.14% of such assets in excess of $21 billion.

  Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended January 31, 1998, distribution expenses under the Plan were $23,252,000. As of January 31, 1998, accrued and unpaid distribution expenses were $7,168,000.

   American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $4,106,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $7,750,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

   Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of January 31, 1998, aggregate amounts deferred and earnings thereon were $427,000.

   CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of January 31, 1998, accumulated undistributed net realized gain on investments was $337,069,000 and additional paid-in capital was $15,398,638,000. The fund reclassified $31,000 to undistributed net realized gains from additional paid-in capital for the period ended January 31, 1998.

   The fund made purchases and sales of investment securities, excluding short-term securities, of $2,702,927,000 and $2,753,210,000, respectively, during the six months ended January 31, 1998.

   Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $491,000 includes $167,000 that was paid by these credits rather than in cash.

   Net realized currency losses on dividends, interest, withholding taxes reclaimable and sales of non-U.S. bonds and notes, on a book basis, were $231,000 for the six months ended January 31, 1998.


Per-Share Data and Ratios


                                                 Year ended July 31
                                      Six months
                                         ended    ------- -------------------------
                                      January 31, 1997  1996  1995  1994 1993
                                      1998 (1)
                                       -------    ------- -------------------------

Net Asset Value, Beginning of Period    $18.59    $15.89 $14.92$13.59$14.47$13.94
                                       -------    ------- -------------------------
 Income from Investment
  Operations:
  Net investment income                    .41     .86   .87   .85   .83   .85
  Net realized gain and change in
   unrealized appreciation on investme     .64     3.55  1.11  1.29  (.53)  .74
                                       -------     ------- -------------------------
   Total income from
 investment operations                    1.05     4.41  1.98  2.14   .30  1.59
                                       -------     ------- -------------------------
 Less Distributions:
  Dividends from net investment
 income                                   (.42)    (.90) (.83) (.75) (.83) (.84)
  Distributions from net
 realized gains                          (1.48)    (.81) (.18) (.06) (.35) (.22)
                                       -------     ------- -------------------------
   Total distributions                   (1.90)    (1.71)(1.01) (.81)(1.18)(1.06)
                                       -------     ------- -------------------------
Net Asset Value, End of Period          $17.74     $18.59 $15.89$14.92$13.59$14.47
                                       =======     ======= =========================

Total Return (2)                          5.92%(3)  29.28%  13.46% 16.42 % 1.98 %11.88%


Ratios/Supplemental Data:
  Net assets, end of period (in
 millions)                              $20,429     $18,814$14,45$12,29$10,53$9,045
  Ratio of expenses to average
 net assets                               .30% (3)  .61%  .62%   .65%  .63%  .62%
  Ratio of net income to average
 net assets                              2.37% (3)  5.09% 5.56%  6.12% 5.92% 6.05%
  Average commissions paid per share (   2.17c      3.21c 4.63c 6.20c 6.40c 7.14c
  Portfolio turnover rate                16.04%(3) 40.92%37.77%26.26%26.42%29.18%



(1) Unaudited

(2) Excludes maximum sales charge of 5.75%.

(3) Based on operations for the period
 shown and, accordingly, not representative of a full year's operations.

(4) Brokerage commissions paid on
 portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold and are not separately reflected in the fund's statement of operations. Shares traded on a principal basis (without commissions), such as most over-the-counter and fixed-income transactions, are excluded.
 Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.


[THE AMERICAN FUNDS GROUP(R)]

THE INCOME FUND OF AMERICA(R) IS ONE OF THE 28 MUTUAL FUNDS IN THE AMERICAN FUNDS GROUP,(R) MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY. SINCE 1931, CAPITAL HAS INVESTED WITH A LONG-TERM FOCUS BASED ON THOROUGH RESEARCH AND ATTENTION TO RISK.

OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing Address: P.O. Box 7650
San Francisco, California 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5804

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

This report is for the information of shareholders of The Income Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 1998, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA BDA/AL/3717
Lit. No. IFA-013-0398